LONG-TERM DEBT (Tables)	9 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-term debt comprises:

	December	Sept
(In thousands of U.S. dollars)	31, 2013	30, 2014

Government loans for R&D projects (a)	4,586	3,863
Acquisition liability contingent consideration (b)	37,991	55,679
Acquisition liability note (b)	10,405	-
Acquisition liability warrant consideration (b)	10,497	26,945
Deerfield Facility agreement (c)	12,492	-
Deerfield Royalty agreement (c)	4,590	6,334
Broadfin Facility agreement (d)	2,767	-
Broadfin Royalty agreement (d)	2,187	3,018

Total	85,515	95,838
Current portion	19,194	27,811
Long-term portion	66,321	68,027

(a) French government agencies provide financing to French companies for research and development. At December 31, 2013 and September 30, 2014, the Company had outstanding loans of $4,586,000 and $3,863,000 respectively for various programs. These loans do not bear interest and are repayable only in the event the research project is technically or commercially successful. Potential repayment is scheduled to occur from 2014 through 2019.

(b) The Acquisition liability relates to the acquisition by the Company on March 13, 2012, through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, of all of the membership interests of Éclat Pharmaceuticals, LLC. In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of:

•
a $12 million senior, secured six-year note guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat. The note was repaid on March 24, 2014 in its entirety; The accelerated reimbursement of this note resulted in operating expenses of $3.0 million

•	two warrants to purchase a total of 3,300,000 ADSs; and
•	a commitment to make earn out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals launch products

As of September, 2014, the fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

	Three months ended	Three months ended
	September 30, 2013	September 30, 2014
Share price	$6.56	$14.31
Risk-free interest rate	1.39%	1.25%
Dividend yield	-	-
Expected volatility	49.5%	56.6%
Expected term	4.5 years	3.5 years

Pursuant to guidance of ASC 815-40-15-7(i), the Company determined that the Warrants issued in March 2012 as consideration for the acquisition of Éclat could not be considered as being indexed to the Company’s own stock, on the basis that the exercise price for the warrants is determined in U.S. dollars, although the functional currency of the Company is the Euro. The Company determined that these warrants should be accounted as a debt instrument.

As of September 30, 2014, the deferred consideration fair value was estimated by using a discounted cash flow model based on probability adjusted annual gross profit of each of the Éclat Pharmaceuticals products. A discount rate of 20% has been used.

(c) On February 4, 2013 the Company concluded a $15 million debt financing transaction (the “Deerfield Facility”) with Deerfield Management a current shareholder. The consideration received was as follows:
•
$12.4 million for a facility agreement of a nominal value of $15 million, including a premium on reimbursement of $2.6 million. The indebtedness was repaid on March 24, 2014 in its entirety; The accelerated reimbursement of this note resulted in interest expenses of $2.5 million

•
$2.6 million for a Royalty Agreement whereby Éclat, subject to required regulatory approvals and launch of product, is to pay a 1.75% royalty on the net sales of certain products sold by Éclat and any of its affiliates until December 31, 2024.

The fair value of the royalty was estimated using a probability-weighted discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The discount rate used is 20%.

(d) On December 3, 2013 the Company concluded with Broadfin Healthcare Master Fund, a current shareholder, a $15 million debt financing transaction (the “Broadfin Facility”) divided in 3 tranches of $5 million each, Under the terms of the Facility, upon closing Broadfin made an initial loan of $5 million. Consideration received was as follows:

•
$2.8 million for a facility agreement of a nominal value of $5.0 million. Loans under the Broadfin Facility were scheduled to mature upon the earlier to occur of (i) January 31, 2017 and (ii) the repayment in full of all outstanding amounts under the Deerfield Facility, but in no event prior to November 15, 2015. The indebtedness was repaid on March 24, 2014 in its entirety; the accelerated reimbursement of this note resulted in interest expenses of $ 2.2 million.

•
$2.2 million for a royalty agreement whereby Éclat, subject to required regulatory approvals and launch of product, is to pay a 0.834% royalty on the net sales of certain products sold by Éclat and any of its affiliates until December 31, 2024.

Schedule Of Fair Value Assumptions Of Warrant [Table Text Block]
As of September, 2014, the fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

	Three months ended	Three months ended
	September 30, 2013	September 30, 2014
Share price	$6.56	$14.31
Risk-free interest rate	1.39%	1.25%
Dividend yield	-	-
Expected volatility	49.5%	56.6%
Expected term	4.5 years	3.5 years

Schedule of Maturities of Long-term Debt [Table Text Block]
Total future payments on long-term debt for the next five years ending September 30 (assuming the underlying projects are commercially or technically successful for governmental research loans) are as follows:

Sept
(In thousands of U.S. dollars)	30, 2014

2014	7,253
2015	30,887
2016	25,636
2017	9,164
2018	7,614

80,554